Notes Payable (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Current portion of Notes Payable		$ 5,000,000	$ 10,000,000
Less: debt financing costs		(11,820)	(108,751)
Less: unearned discount		(111,212)	(1,023,145)
Plus: accretion of Loan Premium		824,242	236,970
Current portion of Notes Payable, net of financing costs, unearned premium and discount		5,701,210	9,105,074
Notes Payable			5,000,000
Less: debt financing costs			(11,820)
Less: unearned discount			(111,212)
Plus: accretion of Loan Premium			350,302
Notes Payable, net of the current portion financing costs, unearned premium and discount			$ 5,227,270